Provisions - additional information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	$ 3,217
Increase in provisions recognized in the income statement	843
Release of provisions recognized in the income statement	(157)
Provisions used in conformity with designated purpose	(818)
Foreign currency translation and other movements	13
Balance as of 30 June 2026	3,098
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	2,109
Increase in provisions recognized in the income statement	326
Release of provisions recognized in the income statement	(61)
Provisions used in conformity with designated purpose	(451)
Foreign currency translation and other movements	12
Balance as of 30 June 2026	1,935
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	560
Increase in provisions recognized in the income statement	462
Release of provisions recognized in the income statement	(54)
Provisions used in conformity with designated purpose	(329)
Foreign currency translation and other movements	(10)
Balance as of 30 June 2026	628
Personnel-related restructuring provisions	357	$ 282
Provisions for onerous contracts related to real estate	186	229
Provisions for onerous contracts related to technology	40	$ 48
Real estate
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	229
Increase in provisions recognized in the income statement	4
Release of provisions recognized in the income statement	(10)
Provisions used in conformity with designated purpose	(8)
Foreign currency translation and other movements	(9)
Balance as of 30 June 2026	205
Other
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	319
Increase in provisions recognized in the income statement	51
Release of provisions recognized in the income statement	(32)
Provisions used in conformity with designated purpose	(29)
Foreign currency translation and other movements	20
Balance as of 30 June 2026	$ 329